Earnings Per Share - Summary of Adjusted Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Adjusted Earnings Per Share [Abstract]
Basic earnings	£ 6,789	£ 6,400	£ 5,704
Effect of restructuring and integration costs (basic)	150	408	565
Tax and non-controlling interests on restructuring and integration costs (basic)	(39)	(64)	(101)
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles (basic)	363	548	675
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles (basic)	(71)	(77)	(115)
Effect of associates' adjusting items net of tax (basic)	12	(13)	(25)
Effect of Quebec class action (basic)			436
Tax on Quebec class action (basic)			(124)
Effect of [excise and VAT disputes] (basic)	26	(40)	202
Tax on [excise and VAT disputes] (basic)	(3)	14	(16)
Effect of disposal of BAT Pars (basic)	358
Other adjusting items (basic)	19	487	236
Tax effect on other adjusting items (basic)	(5)	(104)	(50)
Deferred tax relating to changes in tax rates (basic)	(98)	(21)	(49)
Effect of early repurchase of bonds (basic)		142
Tax effect of early repurchase of bonds (basic)		(32)
Effect of interest on FII GLO settlement and other (basic)	55	11	80
Tax effect of interest on FII GLO settlement and other (basic)		(4)
Effect of retrospective guidance on WHT (basic)		(42)
Adjusted Earnings	£ 7,556	£ 7,613	£ 7,418
Basic earnings per share (ordinary shares of 25p each), Earnings per share pence	£ 2.969	£ 2.800	£ 2.497
Effect of restructuring and integration costs per share (basic)	0.065	0.178	0.247
Tax and non-controlling interests on restructuring and integration costs per share (basic)	(0.017)	(0.028)	(0.044)
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles (basic)	0.159	0.240	0.296
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles (basic)	(0.031)	(0.034)	(0.050)
Effect of associates' adjusting items net of tax per share (basic)	0.005	(0.006)	(0.011)
Effect of Quebec class action per share (basic)			0.191
Tax on Quebec class action per share(basic)			(0.054)
Effect of [excise and VAT disputes] per share (basic)	0.011	(0.017)	0.089
Tax on [excise and VAT disputes] per share (basic)	(0.001)	0.006	(0.007)
Effect of disposal of BAT Pars per share	0.157
Other adjusting items per share (basic)	0.008	0.212	0.103
Tax effect on other adjusting items per share (basic)	(0.002)	(0.045)	(0.022)
Deferred tax relating to changes in tax rates per share (basic)	(0.043)	(0.009)	(0.022)
Effect of early repurchase of bonds per share (basic)		0.062
Tax effect of early repurchase of bonds per share (basic)		(0.014)
Effect of interest on FII GLO settlement and other per share (basic)	0.024	0.005	0.035
Tax effect of interest on FII GLO settlement and other (basic)		(0.002)
Effect of retrospective guidance on WHT (basic)		(0.018)
Adjusted earnings per share (basic)	£ 3.304	£ 3.330	£ 3.248
Diluted earnings	£ 6,789	£ 6,400	£ 5,704
Effect of restructuring and integration costs (diluted)	150	408	565
Tax and non-controlling interests on restructuring and integration costs (diluted)	(39)	(64)	(101)
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	363	548	675
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles	(71)	(77)	(115)
Effect of associates' adjusting items net of tax (diluted)	12	(13)	(25)
Effect of Quebec class action (diluted)			436
Tax on Quebec class action (diluted)			(124)
Effect of [excise and VAT disputes] (diluted)	26	(40)	202
Tax on [excise and VAT disputes] (diluted)	(3)	14	(16)
Effect of disposal of BAT Pars (diluted)	358
Other adjusting items (diluted)	19	487	236
Tax effect on other adjusting items (diluted)	(5)	(104)	(50)
Deferred tax relating to changes in tax rates (diluted)	(98)	(21)	(49)
Effect of early repurchase of bonds (diluted)		142
Tax effect of early repurchase of bonds (diluted)		(32)
Effect of interest on FII GLO settlement and other (diluted)	55	11	80
Tax effect of interest on FII GLO settlement and other (diluted)		(4)
Effect of retrospective guidance on WHT (diluted)		(42)
Adjusted earnings (diluted)	£ 7,556	£ 7,613	£ 7,418
Diluted earnings per share	£ 2.956	£ 2.789	£ 2.490
Effect of restructuring and integration costs per share (diluted)	0.066	0.177	0.247
Tax and non-controlling interests on restructuring and integration costs per share (diluted)	(0.017)	(0.028)	(0.044)
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles (diluted)	0.158	0.239	0.295
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles (diluted)	(0.031)	(0.034)	(0.050)
Effect of associates' adjusting items net of tax per share (diluted)	0.005	(0.006)	(0.011)
Effect of Quebec class action (diluted)			0.190
Tax on Quebec class action (diluted)			(0.054)
Effect of [excise and VAT disputes] per share (diluted)	0.011	(0.017)	0.088
Tax on [excise and VAT disputes] per share (diluted)	(0.001)	0.006	(0.007)
Effect of disposal of BAT Pars (diluted)	0.156
Other adjusting items per share (diluted)	0.008	0.212	0.103
Tax effect on other adjusting items per share (diluted)	(0.002)	(0.045)	(0.022)
Deferred tax relating to changes in tax rates per share (diluted)	(0.043)	(0.009)	(0.022)
Effect of early repurchase of bonds per share (diluted)		0.062
Tax effect of early repurchase of bonds per share (diluted)		(0.014)
Effect of interest on FII GLO settlement and other per share (diluted)	0.024	0.005	0.035
Tax effect of interest on FII GLO settlement and other (diluted)		(0.002)
Effect of retrospective guidance on WHT (diluted)		(0.018)
Adjusted earnings per share (diluted)	£ 3.290	£ 3.317	£ 3.238